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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 9/30/06

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vercingetorix

Address: 365 Boston Post Road
         Suite 210
         Sudbury, MA 01776


        CIK # - 0001353304



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kevin Ford
Title: Client Service Representative
Phone: 212-713-9045


Signature, Place, and Date of Signing:

Robert Befumo                   New York, NY                    02/14/06
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

USD


-----------------------------------------------------------------------------------------------------------------------------------
ITEM1                            ITEM 2   ITEM 3        ITEM 4         ITEM 5       ITEM 6             ITEM 7        ITEM 8

                                                                                 INVEST. DISC.
                                 TITLE                  FAIR         SHARES OR              SHARED             VOTING AUTHORITY
                                 OF       CUSIP          MKT         PRINCIPAL SOLE  SHARED OTHER    OTHER    SOLE  SHARED   NONE
NAME OF ISSUER                   CLASS    NUMBER        VALUE         AMOUNT   (A)    (B)     (C)   MANAGERS    (A)   (B)     (C)
-----------------------------------------------------------------------------------------------------------------------------------
MTN GROUP LTD                   FSTK          6563206    1617718     200000 N          X                        MEDI   200000   0
DOGAN YAYIN HLDGS               FSTK          B03MRH8     810300     260000 N          X                        MEDI   260000   0
CLEAR CHANNEL COMMUNICATIO      COMMON      184502102    2703245      93700 N          X                        MEDI    93700   0
CENTRAL EUROPEAN MEDIA          OTC EQ      G20045202   17874994     266592 N          X                        MEDI   266592   0
COMCAST CORP-CL A               OTC EQ      20030N101    2464920      66800 N          X                        MEDI    66800   0
CABLEVISION SYSTEMS CORP C      COMMON      12686C109    2395905     105500 N          X                        MEDI   105500   0
WALT DISNEY CO                  COMMON      254687106    2318250      75000 N          X                        MEDI    75000   0
LIBERTY GLOBAL INC              OTC EQ      530555101    4826996     187529 N          X                        MEDI   187529   0
LIBERTY GLOBAL INC              OTC EQ      530555309    3441465     137329 N          X                        MEDI   137329   0
MEDIACOM COMMUNICATIONS CO      OTC EQ      58446K105    4321840     607000 N          X                        MEDI   607000   0
MILLICOM INTERNATIONAL          OTC EQ      L6388F110   10384391     253773 N          X                        MEDI   253773   0
NTL INCORPORATED NEW            OTC EQ      62941W101    8283950     325755 N          X                        MEDI   325755   0
ROGERS COMMUNICATIONS INC       COMMON      775109200    6083711     110875 N          X                        MEDI   110875   0
TURKCELL ILETISIM               COMMON      900111204    1530125     115047 N          X                        MEDI   115047   0
***GRUPO TELEVISA SA DE CV      COMMON      40049J206    2963644     139400 N          X                        MEDI   139400   0
TIME WARNER INC                 COMMON      887317105    2820181     154700 N          X                        MEDI   154700   0
OPEN JOINT STOCK CO VIMPEL      COMMON      68370R109    2956792      48800 N          X                        MEDI    48800   0
VALUEVISION INTERNATIONAL       OTC EQ      92047K107    5796217     500105 N          X                        MEDI   500105   0

83594644

83594644